UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Prudential Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2013

Date of reporting period:	7/31/2013

Item 1. Schedule of Investments

Prudential Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of July 31, 2013 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.2%
COMMON STOCKS — 95.7%
Construction Materials — 1.1%
Holcim Ltd. (Switzerland)	15,602	$ 1,128,677
PT Indocement Tunggal Prakarsa Tbk (Indonesia)	10,084,623	20,448,685
PT Semen Indonesia Persero Tbk (Indonesia)	14,923,937	22,073,684
Taiheiyo Cement Corp. (Japan)	339,383	1,140,654
Vulcan Materials Co.	2,722	128,424

		44,920,124

Energy Equipment & Services — 24.9%
Baker Hughes, Inc.	26,165	1,241,006
Cameron International Corp.*	2,387,695	141,590,314
Core Laboratories NV (Netherlands)	342,624	51,256,550
Dresser-Rand Group, Inc.*	822,878	50,088,584
Dril-Quip, Inc.*	1,351,350	122,851,229
Ensco PLC (Class A Stock)	1,025,917	58,826,081
FMC Technologies, Inc.*	1,209,347	64,458,195
Halliburton Co.(a)	2,910,620	131,530,918
Helmerich & Payne, Inc.(a)	764,910	48,342,312
National Oilwell Varco, Inc.	1,384,558	97,154,435
Noble Corp. (Switzerland)	20,207	771,907
Rowan Cos. PLC (Class A Stock)*	1,684,312	57,856,117
Schlumberger Ltd.	1,805,122	146,810,572
Superior Energy Services, Inc.*	1,172,329	30,035,069
Technip SA (France)	10,849	1,197,066
Tenaris SA (Luxembourg), ADR	29,667	1,318,698
Weatherford International Ltd. (Switzerland)*	86,343	1,205,348

		1,006,534,401

Food Products — 0.2%
Adecoagro SA (Luxembourg)*(a)	1,474,869	9,660,392

Metals & Mining — 13.6%
African Rainbow Minerals Ltd. (South Africa)	1,329,441	21,848,279
Agnico-Eagle Mines Ltd. (Canada)	20,805	591,070
Alamos Gold, Inc. (Canada)	2,392,241	35,239,613
Alcoa, Inc.(a)	114,952	913,868
ArcelorMittal (Luxembourg), ADR(a)	98,850	1,282,084
Archipelago Resources PLC (United Kingdom)	8,454,598	5,466,196
AXMIN, Inc. (Canada)*	666,158	45,401
B2Gold Corp. (Canada)*	7,864,014	22,969,567
BHP Billiton Ltd. (Australia), ADR(a)	978,920	61,407,652
Constellium NV (France)*	1,417,764	25,817,482
Eldorado Gold Corp. (Canada)	4,251,984	33,573,742
First Quantum Minerals Ltd. (Canada)	2,612,940	41,975,961
First Uranium Corp. (South Africa), 144A(b)	600,000	8,763
Freeport-McMoRan Copper & Gold, Inc.	958,665	27,111,046
Glencore Xstrata PLC (Switzerland)	8,209,784	34,671,366
Goldcorp, Inc. (Canada)(a)	18,382	518,924
Guyana Goldfields, Inc. (Canada), 144A*(b)	3,485,076	5,836,170
Ivanplats Ltd. (Canada), 144A*(b)	2,082,400	2,939,811
Ivanplats Ltd. (Canada) (Class A Stock)*	2,031,714	2,868,256
Kinross Gold Corp. (Canada)	3,209,428	16,785,308
Newcrest Mining Ltd. (Australia)	47,081	518,593
Newmont Mining Corp.	18,922	567,660
Northern Dynasty Minerals Ltd. (Canada)*(a)	1,850,769	4,293,784
Nucor Corp.	26,213	1,226,244
Platinum Group Metals Ltd. (Canada)*	5,674,802	5,901,794
Platmin Ltd. (South Africa), Private Placement (original cost $4,469,143; purchased 11/27/07)*(b)(c)	523,100	40,018

Randgold Resources Ltd. (Jersey Islands), ADR(a)	577,244	42,871,912
Reliance Steel & Aluminum Co.	698,728	49,050,706
Rio Tinto PLC (United Kingdom)	11,120	500,406
Rio Tinto PLC (United Kingdom), ADR(a)	929,826	41,832,872
Silver Wheaton Corp. (Canada)	1,193,078	27,405,002
Southern Copper Corp. (British Virgin Islands)(a)	589,327	15,363,755
Tahoe Resources, Inc. (Canada)*	515,533	7,800,003
Tahoe Resources, Inc. (Canada) 144A*(b)	506,600	7,664,846

		546,908,154

Oil, Gas & Consumable Fuels — 55.9%
Africa Oil Corp. (Canada)*(a)	1,915,237	14,581,982
Africa Oil Corp., Reg. D (Canada), Private Placement (original cost $1,604,367; purchased 12/06/12)*(b)(c)	205,152	1,561,960
Anadarko Petroleum Corp.	1,322,488	117,066,638
Apache Corp.	13,866	1,112,747
Bankers Petroleum Ltd. (Canada)*	6,137,672	17,807,675
Bonanza Creek Energy, Inc.*	1,181,751	48,144,536
Cabot Oil & Gas Corp.	17,036	1,291,670
Cameco Corp. (Canada)	6,999	142,147
Cheniere Energy, Inc.*	1,637,777	46,791,289
Cimarex Energy Co.	800,763	61,202,316
Cobalt International Energy, Inc.*	2,602,916	75,094,127
Concho Resources, Inc.*	1,243,692	111,546,735
CONSOL Energy, Inc.	1,951,805	60,564,509
Continental Resources, Inc.*(a)	13,821	1,275,678
Crescent Point Energy Corp. (Canada)	31,672	1,201,075
Denbury Resources, Inc.*	4,537,412	79,404,710
Devon Energy Corp.	21,121	1,161,866
Energy XXI (Bermuda) Ltd.(a)	1,036,456	27,828,844
EOG Resources, Inc.	907,769	132,071,312
EQT Corp.	14,872	1,286,428
Gulfport Energy Corp.*	781,773	41,590,324
Hess Corp.	17,504	1,303,348
HollyFrontier Corp.	29,108	1,325,869
Kodiak Oil & Gas Corp.*(a)	4,746,369	46,087,243
Kosmos Energy Ltd. (Bermuda)*	1,806,805	19,079,861
Laredo Petroleum Holdings, Inc.*(a)	1,832,316	40,146,044
Marathon Oil Corp.	2,846,252	103,489,723
Marathon Petroleum Corp.	782,950	57,413,723
MEG Energy Corp. (Canada)*	366,962	11,207,865
MEG Energy Corp. (Canada), 144A*(b)	752,400	22,980,029
Murphy Oil Corp.(a)	19,096	1,293,181
Newfield Exploration Co.*	1,718,177	42,267,154
Noble Energy, Inc.	2,522,117	157,607,091
Occidental Petroleum Corp.	695,229	61,910,142
Oil Search Ltd. (Australia)	3,567,701	25,955,343
Pacific Rubiales Energy Corp. (Colombia)	1,611,957	31,341,429
PDC Energy, Inc.*(a)	1,024,366	56,493,785
Peabody Energy Corp.	15,445	255,769
Petroleo Brasileiro SA (Brazil), ADR(a)	1,622,578	22,131,964
Phillips 66	928,637	57,111,175
Pioneer Natural Resources Co.	262,744	40,662,261
QGEP Participacoes SA (Brazil)	2,516,708	12,984,265
Range Resources Corp.	1,026,287	81,179,302
Rosetta Resources, Inc.*	1,246,686	56,861,348
Royal Dutch Shell PLC (Netherlands), ADR	851,738	58,216,292
Sanchez Energy Corp.*(a)	1,662,926	39,328,200
Southwestern Energy Co.*	2,112,438	81,941,470
Suncor Energy, Inc. (Canada)	2,591,694	81,975,281
Talisman Energy, Inc. (Canada)	2,946,786	33,328,150
Tullow Oil PLC (United Kingdom)	2,671,419	42,258,658
Ultra Petroleum Corp.*(a)	51,597	1,117,075
Whiting Petroleum Corp.*	1,613,380	83,040,669
Williams Cos., Inc. (The)	1,125,508	38,458,608
Woodside Petroleum Ltd. (Australia)	30,722	1,037,414

Zodiac Exploration, Inc. (Canada)*	9,569,891	605,630
Zodiac Exploration, Inc., Reg D (Canada)*(b)	19,575,000	1,238,803

		2,256,362,732

TOTAL COMMON STOCKS (cost $2,915,595,717)		3,864,385,803

CONVERTIBLE PREFERRED STOCKS — 0.5%
Metals & Mining
Manabi SA (Class A Preferred) (Brazil), Private Placement (original cost $22,988,745; purchased 05/25/11), 144A*(b)(c)	18,340	13,887,508
Manabi SA (Class B Preferred) (Brazil), Private Placement (original cost $9,262,957; purchased 08/21/12), 144A*(b)(c)	7,336	6,385,485

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $32,251,702)		20,272,993

	Units
RIGHTS *
Oil, Gas & Consumable Fuels
Trident Resources Corp. CVR (Canada), Private Placement (original cost $0; purchased 06/30/10)(b)(c)	41,616	—

WARRANTS *
Metals & Mining
Crystallex International Corp. (Canada), Private Placement expiring 11/04/14 (original cost $0; purchased 10/30/09)(b)(c)	903,650	—

TOTAL LONG-TERM INVESTMENTS (cost $2,947,847,419)		3,884,658,796

	Shares
SHORT-TERM INVESTMENT — 8.8%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $354,721,298; includes $211,598,309 of cash collateral for securities on loan)(d)(e)	354,721,298	354,721,298

TOTAL INVESTMENTS — 105.0% (cost $3,302,568,717)(f)		4,239,380,094
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.0)%		(202,710,074)

NET ASSETS — 100.0%		$4,036,670,020

The following abbreviations are used in the Portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Reg D—Security was purchased pursuant to Regulation D under the Securities Act of 1933, providing exemption from the registration requirements. Unless otherwise noted, Regulation D securities are deemed to be liquid.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $207,809,126; cash collateral of $211,598,309 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate cost of the restricted securities is $38,325,212. The aggregate value of $21,874,971 is approximately 0.5% of net assets.
(d)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f)	The United States federal income tax basis of the Fund’s investments was $3,399,234,881; accordingly, net unrealized appreciation on investments for federal income tax purposes was $840,145,213 (gross unrealized appreciation $1,115,906,116; gross unrealized depreciation $275,760,903). The difference between book and tax basis is primarily attributable to deferred losses on wash sales and investments in passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$3,628,193,396	$236,152,389	$40,018
Convertible Preferred Stocks	—	—	20,272,993
Rights	—	—	—
Warrants	—	—	—
Affiliated Money Market Mutual Fund	354,721,298	—	—

Total	$3,982,914,694	$236,152,389	$20,313,011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stocks	Convertible Preferred Stock
Balance as of 10/31/12	$37,791,737	$32,201,665
Realized gain (loss)	(43,798,021)	—
Change in unrealized appreciation (depreciation)*	7,389,810	(11,928,672)
Purchases	—	—
Sales	(1,343,508)	—
Accrued discount/premium	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 07/31/13	$40,018	$20,272,993

*	Of which, $(11,931,794) was included in Net Assets relating to securities held at the reporting period end.

Fair value of Level 2 investments at October 31, 2012 was $0. An amount of $77,048,978 was transferred from Level 1 into Level 2 at July 31, 2013 as a result of using other significant observable inputs such as quoted prices of similar securities for non-registered securities and an amount of $229,284,368 was transferred from Level 1 into Level 2 as a result of fair valuing certain foreign investments using third party vendor modeling tools. Such fair values are used to reflect the impact of market movements between the time at which the Portfolio values its securities and the earlier closing of foreign markets. It is the Portfolio’s policy to recognize transfers in and transfers out at the fair value as of the beginning of the period.

Included in the table above, under Level 3 securities, are common and convertible preferred stocks and equity rights, that were fair valued using the last traded price or the original cost adjusted for daily changes in indices deemed directly or indirectly correlated to the security. For equity rights received through a bankruptcy distribution, the fair value is determined to be the residual value of the original bonds and other factors impacting the values of securities being issued pursuant to the reorganization. For the common stocks, convertible preferred stocks and rights, the securities were private placement and therefore, the prices were a significant unobservable input. For certain warrants received in a private placement offering, the Manager has determined the fair value using the Black Scholes method with adjustment for volatility factor which is deemed to be a significant unobservable input.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date     September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date     September 23, 2013

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     September 23, 2013

*	Print the name and title of each signing officer under his or her signature.